DEBT (Details Narrative) - USD ($)				1 Months Ended			2 Months Ended	3 Months Ended
	Apr. 14, 2022	Jul. 08, 2020	May 06, 2020	Dec. 31, 2022	Nov. 30, 2022	Mar. 31, 2022	Feb. 28, 2021	Mar. 31, 2023	Mar. 31, 2022	Jan. 31, 2020
Debt Instrument [Line Items]
Repayments of Notes Payable					$ 1,500,000	$ 250,000		$ (0)	$ 250,000
Fair value transfer								0
License Agreement [Member] | Purple Bio Tech [Member]
Debt Instrument [Line Items]
Principal amount								$ 1,500,000
Debt Instrument, Interest Rate During Period								5.00%
Public Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding								7,500,000
Private Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding								3,750,000
Note Payable 1 [Member]
Debt Instrument [Line Items]
Principal amount										$ 500,000
Debt maturity date	Jul. 31, 2022
Repayments of Notes Payable				$ 500,000
Interest Expense, Debt				135,671
Note Payable 1 [Member] | Debt Extension [Member] | Warrant [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50
Note Payable 2 [Member]
Debt Instrument [Line Items]
Principal amount										$ 167,000
Debt stated interest rate										8.00%
Debt maturity date	Jul. 31, 2022
Repayments of Notes Payable				50,000	117,000
Interest Expense, Debt					$ 42,893
Note Payable 2 [Member] | Debt Extension [Member] | Warrant [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50
PPP Loan [Member]
Debt Instrument [Line Items]
Proceeds from loan			$ 77,500				$ 77,595
Note payable				0				$ 0
EIDL Loan [Member]
Debt Instrument [Line Items]
Debt stated interest rate		3.75%
Proceeds from loan		$ 150,000
Note payable				$ 150,000				$ 150,000